S-K 1603(c) Fiduciary Duties to Other Companies	Mar. 17, 2026
SPAC Officers and Directors [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]
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The Sponsor (including its representatives and affiliates) and CCIX’s directors and officers presently have, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of such officers or directors become aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. CCIX’s current articles of association provides that, to the fullest extent permitted by law: (1) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as CCIX, and (2) CCIX renounces any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and CCIX, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. CCIX does not believe that the fiduciary duties or contractual obligations of its officers or directors will materially affect CCIX’s ability to complete the initial business combination.